Supplement to the

Fidelity® Equity Dividend Income Fund

January 29, 2024

Summary Prospectus

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.54%A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.01%B

Total annual operating expenses	0.55%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements.

B Adjusted to reflect current fees.

1 year	$ 56

3 years	$ 176

5 years	$ 307

10 years	$ 689

EII-SUSTK-0324-100 1.9911569.100	March 1, 2024

Supplement to the

Fidelity® Equity Dividend Income Fund

Class K

January 29, 2024

Summary Prospectus

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.45%A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.01%B

Total annual operating expenses	0.46%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.06% was previously charged under the services agreements.

B Adjusted to reflect current fees.

1 year	$ 47

3 years	$ 148

5 years	$ 258

10 years	$ 579

EII-K-SUSTK-0324-101 1.9880464.101	March 1, 2024